SHARE CAPITAL (Stock Option Plans) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	973,500	7,476,000
Israel 2003 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan		2,000,000
Expiration date of options	Mar. 31, 2013	Mar. 31, 2013
2007 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	15,500,000	14,500,000
Expiration date of options	Jan. 31, 2017	Jan. 31, 2017
Vesting period	4 years	4 years
Stock compensation	$ 985	$ 1,503
2007 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, contractual term		7 years
2007 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, contractual term		10 years